First Trust Bloomberg Emerging Market Democracies ETF Investment Strategy - First Trust Bloomberg Emerging Market Democracies ETF	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in the securities that comprise the Index. The Fund intends to invest substantially all of its net assets in the investments that comprise the Index. The Fund, using a replication strategy, attempts to replicate, before fees and expenses, the performance of the Index. The Index is owned and was developed and sponsored by Bloomberg Index Services Limited (the “Index Provider”). The Fund will generally employ a full replication strategy. However, under various circumstances, full replication of the Index may not be possible or practicable. In those circumstances, the Fund may purchase a sample of securities in the Index. The Index is constructed to track the performance of companies within emerging market countries as determined by the Index Provider, that meet minimum political rights and civil liberties standards to qualify as Electoral Democracies according to Freedom House, a non-profit, majority U.S. government funded organization in Washington, D.C., that conducts research and advocacy on democracy, political freedom and human rights. According to the Index Provider, to be eligible for inclusion in the Index, a security must be a constituent of the Bloomberg Emerging Markets Large & Mid Cap universe, meet the market capitalization and liquidity standards of the Index and be domiciled in a country that is classified as an Electoral Democracy according to data from Freedom House. The Index Provider classifies a country as “emerging” based on a number of criteria, including stability, growth, regulation, and trading practices, with a focus on the quality of markets, materiality, trading and foreign access, market stability, and cost limitations. The Index Provider considers data from international financial agencies in making such classifications. To be classified as an Electoral Democracy, a country must have a score of 7 or better in the Electoral Process subcategory, an overall Political Rights score of 20 or better, and an overall Civil Liberties score of 30 or better according to data from Freedom House. For more information on Freedom House and how the scores are determined, please see the section entitled “Additional Information on the Fund’s Investment Objective and Strategies.” Of the securities eligible for selection, the Index includes the top 100 companies ranked by free-float market capitalization. Securities from the same issuer will be subject to conditions controlled by the Index Provider to determine Index eligibility. Selected securities are weighted in the Index based on a combination of a modified free-float market capitalization and the total score assigned by Freedom House for the issuer’s country. Aggregate exposure to a single country is capped at 15% at the time of rebalance. Any excess weight from capping a country is then redistributed proportionally to the remaining uncapped country weights. The Fund may invest in depositary receipts, preferred shares, real estate investment trusts ("REITs") and U.S. dollar denominated and non-U.S. dollar denominated securities. The Index is reconstituted annually in April and rebalanced semi-annually in April and October and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. The Index is typically composed of 100 securities but may be composed of more or fewer securities under certain circumstances. As of December 31, 2025, the Fund had significant investments in financial companies, information technology companies, Asian issuers and Latin American issuers, although this may change from time to time. The Fund's investments will change as the Index changes and, as a result, the Fund may have significant investments in jurisdictions or investment sectors that it may not have had as of December 31, 2025. To the extent the Fund invests a significant portion of its assets in a given jurisdiction or investment sector, the Fund may be exposed to the risks associated with that jurisdiction or investment sector. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).
Strategy Portfolio Concentration [Text]	The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. The Index is typically composed of 100 securities but may be composed of more or fewer securities under certain circumstances. As of December 31, 2025, the Fund had significant investments in financial companies, information technology companies, Asian issuers and Latin American issuers, although this may change from time to time.